Note to Consolidated Statements of Cash flows - Summary of Cash And Cash Equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Abstract]
Cash at bank	¥ 24,158,568	¥ 7,352,394	¥ 18,576,090
Less: Time deposits	(373,102)	(40,374)
Add: Provision for impairment losses	185	41
Cash and cash equivalents at the end of the year	¥ 23,785,651	¥ 7,312,061	¥ 18,576,090	¥ 18,628,201